Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Revenues	$ 1,010,821	$ 920,489	$ 950,662	$ 909,363	$ 989,730	$ 928,590	$ 952,066	$ 953,327	$ 3,791,335	$ 3,823,713	$ 4,030,669
Cost of revenues	451,781	394,861	411,499	392,481	409,723	388,221	398,818	385,636	1,650,622	1,582,398
Operating expenses	453,384	438,028	430,330	435,017	458,934	423,525	417,139	429,947	1,756,759	1,729,545
Income from continuing operations	105,656	87,600	108,833	81,865	121,073	116,844	136,109	137,744	383,954	511,770	465,616
Provision (benefit) for income taxes	(25,922)	(10,032)	(24,218)	(17,795)	(33,880)	(28,927)	(44,081)	(7,399)	(77,967)	(114,287)	(28,274)
Income from continuing operations	79,734	77,568	84,615	64,070	87,193	87,917	92,028	130,345	305,987	397,483	437,342
Net income before attribution of noncontrolling interests	94,682	(933)	(4,639)	72,100	114,931	81,127	104,217	163,264	161,210	463,539	635,855
Noncontrolling Interest in Net Income (Loss) Preferred Unit Holders, Redeemable	(4,593)	(4,594)	(4,594)	(4,594)	(4,594)	(4,594)	(4,594)	(4,594)	(18,375)	(18,376)	(18,375)
Amounts attributable to common stockholders:
Income from continuing operations	75,141	72,974	80,021	59,476	82,599	83,323	87,434	125,751	287,612	379,107	418,967
Loss (gain) from discontinued operations	14,948	(78,501)	(89,254)	8,030	27,738	(6,790)	12,189	32,919	(144,777)	66,056	198,513
Net income - Pitney Bowes Inc.	$ 90,089	$ (5,527)	$ (9,233)	$ 67,506	$ 110,337	$ 76,533	$ 99,623	$ 158,670	$ 142,835	$ 445,163	$ 617,480
Earnings Per Share, Basic [Abstract]
Continuing operations	$ 0.37	$ 0.36	$ 0.40	$ 0.30	$ 0.41	$ 0.42	$ 0.44	$ 0.63	$ 1.43	$ 1.89	$ 2.07
Discontinued operations	$ 0.07	$ (0.39)	$ (0.44)	$ 0.04	$ 0.14	$ (0.03)	$ 0.06	$ 0.16	$ (0.72)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.45	$ (0.03)	$ (0.05)	$ 0.34	$ 0.55	$ 0.38	$ 0.50	$ 0.79	$ 0.71	$ 2.22	$ 3.06
Diluted earnings per share:
Continuing operations	$ 0.37	$ 0.36	$ 0.39	$ 0.29	$ 0.41	$ 0.41	$ 0.43	$ 0.63	$ 1.42	$ 1.88	$ 2.07
Discontinued operations	$ 0.07	$ (0.39)	$ (0.44)	$ 0.04	$ 0.14	$ (0.03)	$ 0.06	$ 0.16	$ (0.71)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.44	$ (0.03)	$ (0.05)	$ 0.33	$ 0.55	$ 0.38	$ 0.50	$ 0.79	$ 0.70	$ 2.21	$ 3.05